Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2025
Balance sheet location	Total	(Level 1)	(Level 2)	(Level 3)
Assets FFA contracts, current portion	$84,510	$84,510	-	-
	Fair Value Measurement as of December 31, 2024
Balance sheet location	Total	(Level 1)	(Level 2)	(Level 3)
Assets Interest rate swap contract, current portion	$120,675	-	$120,675	-
Interest rate swap contract, long term portion	$144,523	-	$144,523	-

Fair Value Measurements, Nonrecurring [Table Text Block]
Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Santa Cruz	$8.7	$2.8